                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED NOVEMBER 2, 2012
             TO THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND
                           REPRINTED AUGUST 20, 2012

This supplement describes a new Investment Portfolio for the Series S (offered on and after October 7, 2011) and Series S - L Share Option (offered on and after October 7, 2011) contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

For contract owners who have elected the GMIB Max IV rider, or the GMIB Max IV and EDB Max IV riders, the MetLife Multi-Index Targeted Risk Portfolio (Class B) of Met Investors Series Trust is expected to be available for allocations of Purchase Payments and transfers of Account Value on November 12, 2012.
In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                           ACQUIRED      TOTAL      CONTRACTUAL    NET TOTAL
                                     12B-1/                  FUND        ANNUAL       EXPENSE       ANNUAL
                      MANAGEMENT    SERVICE     OTHER      FEES AND    PORTFOLIO     SUBSIDY OR    PORTFOLIO
                         FEES         FEES     EXPENSES    EXPENSES     EXPENSES      DEFERRAL     EXPENSES
                      ----------    -------    --------    --------    ---------    -----------    ---------
MetLife Multi-Index
Targeted Risk
Portfolio*                 0.18%      0.25%       3.70%       0.21%        4.34%          3.53%        0.81%

* The fees and expenses of the Portfolio are estimated for the year ending December 31, 2012.

                                                                    SUPP-USS1112

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In APPENDIX B, "Participating Investment Portfolios," add the following after
"MET INVESTORS SERIES TRUST - GMIB Max and EDB Max Portfolios (Class B)":

    MET INVESTORS SERIES TRUST - GMIB MAX IV AND EDB MAX IV PORTFOLIO (CLASS B)

    In addition to the Met Investors Series Trust portfolios listed above, the following Class B Investment Portfolio is available under the contract if you elect the GMIB Max IV rider, or the GMIB Max IV and the EDB Max IV riders. If you do not elect the GMIB Max IV rider or the EDB Max IV rider, the following Investment Portfolio is not available for investment.

    METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO (CLASS B)

    SUBADVISER: MetLife Investment Management, LLC (formerly, MetLife Investment Advisors Company, LLC)

    INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

2. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

    In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for the GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max IV, EDB Max III, and EDB Max II Riders," replace the first paragraph with the following:

If you elect the GMIB Max IV, GMIB Max III, EDB Max IV, or EDB Max III riders, or if you elected the GMIB Max II or EDB Max II riders (all six riders are referred to collectively as the "GMIB Max and EDB Max riders"), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios (except as noted below):

        (a) AllianceBernstein Global Dynamic Allocation Portfolio

        (b) AQR Global Risk Balanced Portfolio

        (c) BlackRock Global Tactical Strategies Portfolio

        (d) Invesco Balanced-Risk Allocation Portfolio

        (e) JPMorgan Global Active Allocation Portfolio

        (f) MetLife Balanced Plus Portfolio

        (g) Schroders Global Multi-Asset Portfolio

        (h) MetLife Multi-Index Targeted Risk Portfolio*

* The MetLife Multi-Index Targeted Risk Portfolio is available only if you elect the GMIB Max IV rider or the GMIB Max IV and EDB Max IV riders.

Add the following after the fifth paragraph ("Restrictions on Investment Allocations After Rider Terminates"):

    METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO - RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If you elected the GMIB Max IV rider and it terminates, or you elected both the GMIB Max IV and the EDB Max IV riders and both riders terminate, you may no longer allocate subsequent Purchase Payments or transfer Account Value to the MetLife Multi-Index Targeted Risk Portfolio. You may leave Account Value in the MetLife Multi-Index Targeted Risk Portfolio, but once you transfer Account Value from the MetLife Multi-Index Targeted Risk Portfolio to another Investment Portfolio, you will not be permitted to transfer it back to the MetLife Multi-Index Targeted Risk Portfolio. However, if you elected both the GMIB Max IV and EDB Max IV riders, and only the GMIB Max IV rider has terminated, the investment allocation restrictions described above under "Investment Allocation Restrictions for the GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max IV, EDB Max III, and EDB Max II Riders" will continue to apply.

3. MAXIMUM TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section, in the "Total Annual Portfolio Expenses" table, change the maximum from "1.26%" to "4.34%".

4. EXAMPLES

In the "FEE TABLES AND EXAMPLES" section, in the "Examples" subsection, replace the charts with the following:

    SERIES S - L SHARE OPTION

    CHART 1. Chart 1 assumes you select the GMIB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years) and the EDB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.

        (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
        PERIOD:

                                  Time Periods
                 1 year      3 years      5 years      10 years
               ----------   ----------   ----------   ----------
maximum        (a) $1,662   (a) $3,388   (a) $4,683   (a) $9,057
minimum        (b) $1,289   (b) $2,322   (b) $2,996   (b) $6,160

        (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                  Time Periods
                1 year     3 years      5 years      10 years
               --------   ----------   ----------   ----------
maximum        (a) $962   (a) $2,848   (a) $4,683   (a) $9,057
minimum        (b) $589   (b) $1,782   (b) $2,996   (b) $6,160

    CHART 2. Chart 2 assumes you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit, which is the least expensive way to purchase the contract.

        (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
        PERIOD:

                                  Time Periods
                 1 year      3 years      5 years      10 years
               ----------   ----------   ----------   ----------
maximum        (a) $1,347   (a) $2,454   (a) $3,145   (a) $6,071
minimum        (b) $  974   (b) $1,352   (b) $1,335   (b) $2,584

        (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods
                1 year     3 years      5 years      10 years
               --------   ----------   ----------   ----------
maximum        (a) $647   (a) $1,914   (a) $3,145   (a) $6,071
minimum        (b) $274   (b) $  812   (b) $1,335   (b) $2,584

    SERIES S

    CHART 1. Chart 1 assumes you select the GMIB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years) and the EDB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.

        (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
        PERIOD:

                                  Time Periods
                 1 year      3 years      5 years      10 years
               ----------   ----------   ----------   ----------
maximum        (a) $1,592   (a) $3,200   (a) $4,764   (a) $8,663
minimum        (b) $1,219   (b) $2,126   (b) $3,052   (b) $5,665

        (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                Time Periods
                1 year      3 years      5 years     10 years
               --------   ----------   ----------   ----------
maximum        (a) $892   (a) $2,660   (a) $4,404   (a) $8,663
minimum        (b) $519   (b) $1,586   (b) $2,692   (b) $5,665

    CHART 2. Chart 2 assumes you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit, which is the least expensive way to purchase the contract.

        (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
        PERIOD:

                                  Time Periods
                 1 year      3 years      5 years      10 years
               ----------   ----------   ----------   ----------
maximum        (a) $1,277   (a) $2,259   (a) $3,204   (a) $5,582
minimum        (b) $  904   (b) $1,149   (b) $1,369   (b) $1,984

        (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                Time Periods
                1 year     3 years      5 years      10 years
               --------   ----------   ----------   ----------
maximum        (a) $577   (a) $1,719   (a) $2,844   (a) $5,582
minimum        (b) $204   (b) $  609   (b) $1,009   (b) $1,984

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone:  (800) 343-8496
Irvine, CA  92614

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